Cover - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Fusion Fuel Green PLC (the “Company”) is filing this Amendment No. 1 on Form 20-F/A (this “Amendment”) to its Annual Report on Form 20-F for the fiscal year ended December 31, 2025, originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on May 7, 2026 (the “Original Filing”), to (1) restate its audited consolidated financial statements as of and for the year ended December 31, 2025 and to make related changes to the disclosures in the Original Filing, and (2) correct certain other errors and include certain disclosures that were inadvertently omitted from the Original Filing. Background of the restatement. After the Original Filing, errors were identified in the Company’s consolidated financial statements for the year ended December 31, 2025 relating to the accounting for its investment in Quality Industrial Corp. (“QIND”), a foreign operation whose functional currency is the U.S. dollar. The errors related to (i) the impairment of the goodwill arising on the acquisition of QIND, which had not been recognized; (ii) the translation of that goodwill and of the fair value adjustments arising on the acquisition, which had been carried at the exchange rate at the acquisition date rather than the closing rate, and of the related amortization, which had not been translated at the average rate for the year; (iii) exchange differences on the translation of QIND, which had been recognized in finance income rather than in other comprehensive income, together with related corrections to the elimination of QIND’s equity on consolidation and to non-controlling interests; and (iv) the non-controlling interests in QIND, which had not been attributed their share of QIND’s results and other comprehensive income for the year or adjusted for the change in the Company’s ownership interest in QIND. The last error indicated above was identified in the course of preparing the restated consolidated financial statements. On September 25, 2026, the Audit Committee of the Board of Directors of the Company, after discussion with the Company’s management and with Bush & Associates CPA LLC, the Company’s independent registered public accounting firm, concluded that the Company’s previously issued consolidated financial statements for the year ended December 31, 2025 should no longer be relied upon and should be restated. The Company disclosed that conclusion in a Report on Form 6-K furnished with the SEC on September 25, 2026, as amended by Amendment No. 1 on Form 6-K/A furnished with the SEC on October 6, 2026. Effect of the restatement. The restatement increases the Company’s loss for the year ended December 31, 2025 by €4.0 million, from €1.0 million to €5.0 million, and its loss attributable to owners of the Company from €1.7 million to €4.1 million, or from €(1.27) to €(3.07) per basic and diluted share. Loss attributable to non-controlling interests changes from a profit of €0.7 million to a loss of €0.9 million. It gives rise to other comprehensive loss of €2.3 million and reduces total equity at December 31, 2025 by €3.8 million, from €20.5 million to €16.7 million. The restatement has no effect on revenue, on cash and cash equivalents or on net cash flows from investing or financing activities (net cash used in operating activities decreases by €13k, as described in Note 5), and no effect on the consolidated financial statements for the years ended December 31, 2024 and 2023 (the 2024 comparatives were restated in the Original Filing, as described in Note 5(B), and are not further changed by this Amendment). The restatement is described in Note 5 to the consolidated financial statements included in Item 18 of this Amendment. Items amended. This Amendment amends Part I, Item 3.D. “Risk Factors”, Item 5. “Operating and Financial Review and Prospects”, Item 6.F. “Disclosure of a Registrant’s Action to Recover Erroneously Awarded Compensation”, Item 7.B. “Related Party Transactions”, Item 8. “Financial Information”, Item 10.C. “Material Contracts”; Part II, Item 15. “Controls and Procedures”; and Part III, Item 18. “Financial Statements” and Item 19. “Exhibits”. This Amendment sets forth the Original Filing in its entirety, as amended, and includes new certifications of the Company’s principal executive officer and principal financial officer (Exhibits 12.1 and 13.1) and new consents of the Company’s independent registered public accounting firms (Exhibits 15.1 and 15.2). Except as described above, and except for events after December 31, 2025 disclosed in Note 30 to the consolidated financial statements, this Amendment does not reflect events occurring after the date of the Original Filing and does not modify or update the disclosures in the Original Filing.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39789
Entity Registrant Name	Fusion Fuel Green PLC
Entity Central Index Key	0001819794
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	9 Pembroke Street Upper
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 KR83
Title of 12(b) Security	Class A Ordinary Shares, $0.0035 nominal value per share
Trading Symbol	HTOO
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	2,288,291
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Auditor Firm ID	6797	1116
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statements of financial position of Fusion Fuel Green PLC and subsidiaries (the “Company”) as of December 31, 2025, and 2024, and the related consolidated statements of profit or loss and other comprehensive income, changes in equity, and cash flows for the years then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Fusion Fuel Green PLC and subsidiaries as of December 31, 2025, and 2024, and the results of their operations and their cash flows for the years then ended, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”).
Auditor Name	Bush & Associates CPA LLC	KPMG
Auditor Location	Henderson, Nevada	Dublin, Ireland
Business Contact [Member]
Entity Addresses [Line Items]
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	9 Pembroke Street Upper
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 KR83
City Area Code	+353
Local Phone Number	1 961 9350
Contact Personnel Name	Frederico Figueira de Chaves